Investment Strategy	Nov. 25, 2025
Applied Finance IVS US SMID ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of US small to mid (“SMID”) capitalization companies. The Fund defines SMID cap companies as companies with market capitalizations less than $15 billion, measured at the time of purchase. In choosing investments, the Adviser typically selects SMID cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, dividends, financing activity, growth potential, recent performance, and business strategy. To select securities for the Fund, the Adviser utilizes its proprietary research and valuation models that employ the factors described above to identify appropriate securities for the Fund.

The Advisor incorporates its Intrinsic Value Stewardship (“IVS”) analytical model as part of its investment process to understand a company’s attractiveness for possible investment. Intrinsic Value is derived from the Adviser’s proprietary valuation process that considers, among other factors, a company’s profitability, competition, growth rate and cost of capital. Stewardship reflects how a firm utilizes its capital and considers, among other factors, a company’s profitability, cost of capital, and financing activities.

The Fund is actively managed and does not seek to replicate an index. The Adviser anticipates generally holding at least 150 different positions in the Fund’s portfolio. Although the Fund generally holds at least 150 different positions across a broad spectrum of sectors, it may at times take larger positions (greater than 5%) in certain holdings and/or sectors when its research and valuation models indicate that such investments are appropriate. As a result, the Fund will operate as a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

The Fund may also invest in convertible securities, preferred stocks, rights and warrants, real estate investment trusts (“REITs”) and American depositary receipts (“ADRs”).

The Adviser will typically sell a company from the Fund’s portfolio when the Adviser believes it no longer offers superior investment potential. The Adviser may also sell positions that have grown too large relative to the overall portfolio. The Fund’s investments will be the responsibility of the Adviser and the Fund’s sub-adviser, Tidal Investments, LLC.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of US small to mid (“SMID”) capitalization companies.
Applied Finance IVS International Large ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-capitalization companies located in developed markets outside of North America, which generally include markets such as Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund defines large cap companies as companies with market capitalizations of $5 billion or more, measured at the time of purchase. In choosing investments, the Adviser typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, dividends, financing activity, growth potential, recent performance, and business strategy. To select securities for the Fund, the Adviser utilizes its proprietary research and valuation models that employ the factors described above to identify appropriate securities for the Fund.

The Advisor incorporates its Intrinsic Value Stewardship (“IVS”) analytical model as part of its investment process to understand a company’s attractiveness for possible investment. Intrinsic Value is derived from the Adviser’s proprietary valuation process that considers, among other factors, a company’s profitability, competition, growth rate and cost of capital. Stewardship reflects how a firm utilizes its capital and considers, among other factors, a company’s profitability, cost of capital, and financing activities.

The Fund is actively managed and does not seek to replicate an index. The Adviser anticipates generally holding at least 150 different positions in the Fund’s portfolio. Although the Fund generally holds at least 150 different positions across a broad spectrum of countries and sectors, it may at times take larger positions (greater than 5%) in certain holdings and/or sectors when its research and valuation models indicate that such investments are appropriate. As a result, the Fund will operate as a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

The Fund may also invest in small and mid-cap companies, convertible securities, preferred stocks, rights and warrants, real estate investment trusts (“REITs”) and American depositary receipts (“ADRs”).

The Adviser will typically sell a company from the Fund’s portfolio when the Adviser believes it no longer offers superior investment potential. The Adviser may also sell positions that have grown too large relative to the overall portfolio. The Fund’s investments will be the responsibility of the Adviser and the Fund’s sub-adviser, Tidal Investments, LLC.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-capitalization companies located in developed markets outside of North America, which generally include markets such as Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
Applied Finance IVS International SMID ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small to mid (“SMID”) capitalization companies located in developed markets outside of North America, which generally include markets such as Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund defines SMID cap companies as companies with market capitalizations of less than $15 billion, measured at the time of purchase. In choosing investments, the Adviser typically selects SMID cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, dividends, financing activity, growth potential, recent performance, and business strategy. To select securities for the Fund, the Adviser utilizes its proprietary research and valuation models that employ the factors described above to identify appropriate securities for the Fund.

The Advisor incorporates its Intrinsic Value Stewardship (“IVS”) analytical model as part of its investment process to understand a company’s attractiveness for possible investment. Intrinsic Value is derived from the Adviser’s proprietary valuation process that considers, among other factors, a company’s profitability, competition, growth rate and cost of capital. Stewardship reflects how a firm utilizes its capital and considers, among other factors, a company’s profitability, cost of capital, and financing activities.

The Fund is actively managed and does not seek to replicate an index. The Adviser anticipates generally holding at least 150 different positions in the Fund’s portfolio. Although the Fund generally holds at least 150 different positions across a broad spectrum of countries and sectors, it may at times take larger positions (greater than 5%) in certain holdings and/or sectors when its research and valuation models indicate that such investments are appropriate. As a result, the Fund will operate as a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

The Fund may also invest in convertible securities, preferred stocks, rights and warrants, real estate investment trusts (“REITs”) and American depositary receipts (“ADRs”).

The Adviser will typically sell a company from the Fund’s portfolio when the Adviser believes it no longer offers superior investment potential. The Adviser may also sell positions that have grown too large relative to the overall portfolio. The Fund’s investments will be the responsibility of the Adviser and the Fund’s sub-adviser, Tidal Investments, LLC.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small to mid (“SMID”) capitalization companies located in developed markets outside of North America, which generally include markets such as Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.